Investment Securities, OTTI Debt Securities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	$ 183	$ 256	$ 541
Total debt securities [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	158	240	423
Total changes to OCI for non-credit-related OTTI	(119)	(237)	(74)
Total OTTI losses recorded on debt securities	39	3	349
Total debt securities [Member] | Credit-related OTTI [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	107	237	422
Total debt securities [Member] | Intent-to-sell OTTI [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	51	3	1
U.S. states and political subdivisions [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	2	16	2
Total changes to OCI for non-credit-related OTTI	(2)	1	(1)
Residential Mortgage Backed Securities [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	72	84	252
Total changes to OCI for non-credit-related OTTI	(27)	(178)	(171)
Commercial Mortgage Backed Securities [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	53	86	101
Total changes to OCI for non-credit-related OTTI	(90)	(88)	105
Corporate debt securities [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	4	11	3
Total changes to OCI for non-credit-related OTTI	0	1	2
Collateralized loan and other debt obligations [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	0	1	1
Total changes to OCI for non-credit-related OTTI	(1)	(1)	4
Other debt securities
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	26	42	64
Total changes to OCI for non-credit-related OTTI	$ 1	$ 28	$ (13)